AGING SCHEDULE BASED ON DUE DATE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 1,373	$ 857
Current [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,373	$ 857